Accruals - Schedule of Accruals (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Accruals [Abstract]
Professional fee	$ 1,340,634	$ 170,999	$ 1,124,186
Employee payroll and other benefits	144,818	18,472	11,322
Commission	1,278,304	163,049	650,806
Total accruals	$ 2,763,756	$ 352,520	$ 1,786,314